Divestitures	6 Months Ended
Apr. 30, 2021
Text Block [Abstract]
Divestitures
Note 12: Divestitures
On April
30
, 2021, we completed the sale of our Private Banking business in Hong Kong and Singapore, part of our BMO WM operating segment, to J. Safra Sarasin Group. The business sold is not considered material to the bank.

On April 12, 2021, we entered into an agreement with Ameriprise Financial Inc. (Ameriprise) to sell BMO’s EMEA asset management business, part of our BMO WM operating segment, for £615 million (CAD
$1,043
million) in an all-cash transaction. Separately, in the U.S. the transaction includes the opportunity for certain BMO asset management clients to move to Ameriprise, subject to client consent. This transaction is expected to close in the fourth quarter of calendar
 2021, subject to regulatory approvals and customary closing conditions. As this transaction met the accounting requirements of assets held-for-sale, we recognized a write-down of goodwill related to these businesses of
 $747
million in Q2 2021, which was included in non-interest expense, other, in our Consolidated Statement of Income and was reported in the Corporate Services segment. This is subject to closing adjustments, including fair values and foreign exchange rates prevailing at the date of closing.